Employee benefits	12 Months Ended
Dec. 31, 2025
Employee benefits
Employee benefits

Note 21. Employee benefits

The defined contribution plans are related to various subsidiaries. The contributions are recognized as expenses in personnel expenses in the consolidated statements of profit or loss and other comprehensive income and amount to €7.0 million, €6.4 million, and €4.9 million during the years ended December 31, 2025, 2024 and 2023, respectively. No further obligation exists besides the contributions paid.

The Company has four pension plans classified as defined benefit plans. These plans are held in Switzerland, Austria, Slovenia and the Philippines. Out of the four plans, only the Switzerland plan is partially funded. The contributions to the fund are based on the percentage of the insured salary, a part of which needs to be paid by the employees and a part by the employer.

The amounts recognized in the consolidated statements of financial position for the defined benefit pension plans as of December 31, 2025 and 2024 are as follows:

	As of December 31,
in €‘000	2025	2024
Defined benefit obligation	25,454	22,228
Fair value of plan assets	(22,488)	(20,814)
Net defined benefit liability	2,966	1,414

The net defined benefit liability is included in other non-current liabilities in the consolidated statements of financial position.

The movements in the defined benefit obligation are as follows:

	Years Ended December 31,
in €‘000	2025	2024
Defined benefit obligation as of January 1,	22,228	14,129
Interest expense on defined benefit obligation	245	313
Current service cost	1,251	943
Contributions by plan participants	813	634
Benefits (paid) / deposited	(1,229)	3,140
Administration cost (excl. cost for managing plan assets)	10	7
Actuarial loss on defined benefit obligation	2,309	2,660
Exchange rate (gain) loss	(173)	402
Defined benefit obligation as of December 31,	25,454	22,228

The defined benefit obligations of the four plans as of December 31, 2025 and 2024 is as follows: Switzerland: (2025: €24.1 million; 2024: €21.1 million), Austria (2025: €0.6 million; 2024: €0.5 million), Slovenia (2025: €0.4 million; 2024: €0.3 million) and the Philippines (2025: €0.4 million; 2024: €0.3 million).

The movements in the fair value of plan assets are as follows:

	Years Ended December 31,
in €‘000	2025	2024
Fair value of plan assets as of January 1,	20,814	13,086
Interest income on plan assets	196	267
Contributions by the employer	922	743
Contributions by plan participants	813	634
Benefits (paid) deposited	(1,222)	3,149
Return on plan assets excl. interest income	1,117	2,531
Exchange rate (loss) gain	(152)	404
Fair value of plan assets as of December 31,	22,488	20,814